Note 9 - Related Party Disclosure (Details Textual) - USD ($)	1 Months Ended				12 Months Ended
	Dec. 31, 2016	Aug. 31, 2016	Oct. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Stock Issued During Period, Shares, New Issues			33,333
Proceeds from Related Party Debt					$ 5,505,000
Proceeds from Issuance or Sale of Equity						2,463,000
Due to Related Parties, Current	$ 9,796,000				9,796,000
Investor [Member]
Stock Issued During Period, Shares, New Issues						50,000
Proceeds from Issuance of Common Stock						$ 90,000
Chairman and Chief Executive Officer [Member]
Proceeds from Related Party Debt		$ 225,000
Repayments of Related Party Debt		$ 225,000
Due to Related Parties, Current	194,000				194,000	$ 130,000
Chairman and Chief Executive Officer [Member] | Acuitas [Member]
Ownership Percentage by Related Party						100.00%
Acuitas [Member]
Stock Issued During Period, Shares, New Issues						1,158,889
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		338,005				155,835
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.98				$ 1.80
Proceeds from Issuance or Sale of Equity				$ 463,000		$ 2,100,000
Convertible Debt	3,700,000				3,700,000
Interest on Convertible Debt, Related Party, Net of Tax	$ 577,000				$ 577,000
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		498,927
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.60
Acuitas [Member] | Senior Promissory Note [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount		$ 2,800,000
Investors [Member] | December 2016 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.60				$ 6.60
Warrant Term	5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion	40.00%				40.00%
Class of Warrant or Right, Issued During Period	337,139
Investors [Member] | December 2016 Convertible Debenture [Member]
Debt Instrument, Face Amount	$ 2,800,000				$ 2,800,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%				8.00%
Investors [Member] | Debentures [Member]
Debt Instrument, Face Amount	$ 5,600,000				$ 5,600,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%				8.00%
Shamus [Member]
Stock Issued During Period, Shares, New Issues						159,445
Proceeds from Issuance or Sale of Equity						$ 287,000
Shamus [Member] | Shamus Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		53,030
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.10	$ 6.60			$ 5.10
Warrant Term	5 years	5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion	75.00%				75.00%
Class of Warrant or Right, Issued During Period	44,118
Shamus [Member] | Shamus Warrants [Member] | Subscription Agreement Exchange [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.60				$ 6.60
Warrant Term	5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion	40.00%				40.00%
Class of Warrant or Right, Issued During Period	60,606
Shamus [Member] | Senior Promissory Note [Member]
Debt Instrument, Face Amount		$ 1,000,000
Shamus [Member] | Senior Promissory Note [Member] | Subscription Agreement Exchange [Member]
Extinguishment of Debt, Amount	$ 1,000,000
Shamus [Member] | December 2016 Convertible Debenture [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%				8.00%
Proceeds from Issuance of Debt	$ 300,000				$ 300,000
Shamus [Member] | Debentures [Member]
Warrant Term					5 years
Shamus [Member] | Debentures [Member] | Subscription Agreement Exchange [Member]
Debt Instrument, Face Amount	$ 1,000,000				$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%				8.00%
Shamus [Member] | Shamus Warrants [Member]
Warrant Term	5 years